Income Tax - Schedule of Net Deferred Tax Asset (Detail) - LIVE OAK ACQUISITION CORP. I I [Member]	Dec. 31, 2020 USD ($)
Income Tax Disclosure [Line Items]
Net operating loss carryforward	$ 12,330
Organizational costs/startup expenses	12,520
Total deferred tax asset	24,850
Valuation allowance	(24,850)
Deferred tax asset, net	$ 0